Consolidated Statements of Loss (Unaudited) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Income
Interest income		$ 20,249	$ 16,969
Interest expense		12,291	10,744
Net interest income		7,958	6,225
Servicing fee income		19,519	17,188
Servicing costs		5,840	3,821
Net servicing income		13,679	13,367
Other income (loss)
Realized loss on RMBS, available-for-sale, net		(17,543)	0
Realized loss on derivatives, net		(18,756)	(7,476)
Realized gain on acquired assets, net		46	0
Unrealized gain (loss) on derivatives, net		52,200	(8,272)
Unrealized loss on investments in Servicing Related Assets		(93,853)	(27,175)
Total Loss		(56,269)	(23,331)
Expenses
General and administrative expense		2,756	963
Management fee to affiliate		1,965	1,809
Total Expenses		4,721	2,772
Loss Before Income Taxes		(60,990)	(26,103)
Benefit from corporate business taxes	[1]	(12,154)	(3,719)
Net Loss		(48,836)	(22,384)
Net loss allocated to noncontrolling interests in Operating Partnership		910	369
Dividends on preferred stock		2,459	1,841
Net Loss Applicable to Common Stockholders		$ (50,385)	$ (23,856)
Net Loss Per Share of Common Stock
Basic (in dollars per share)		$ (3.03)	$ (1.43)
Diluted (in dollars per share)		$ (3.03)	$ (1.43)
Weighted Average Number of Shares of Common Stock Outstanding
Basic (in shares)		16,611,440	16,646,114
Diluted (in shares)		16,624,229	16,654,370

[1]	The provision for income taxes is recorded at the TRS level.